Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net loss	$ 10,309	$ 7,517	$ 6,912
Other comprehensive loss:
Net unrealized gain on available for sale securities	(113)	(38)	(291)
Comprehensive loss	$ 10,196	$ 7,479	$ 6,621